Financial instruments - Interest rate sensitivity analysis (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest received	£ 11	£ 8	£ 30
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate, Actual	2.00%	4.00%
Interest received	£ 5	£ 8
Interest rate, 1% increase	102.00%	104.00%
Interest received, 1% increase	£ 246	£ 230